Quarterly Financial Information (Unaudited)	12 Months Ended
Dec. 31, 2014
Quarterly Financial Data [Abstract]
Quarterly Financial Information (Unaudited)
Quarterly Financial Information (Unaudited)

	2014
	1st quarter	2nd quarter	3rd quarter	4th quarter
	in millions, except per share amounts
Revenue	$4,533.7	$4,602.2	$4,497.2	$4,615.2
Operating income	$581.7	$669.5	$703.7	$273.3
Net earnings (loss) attributable to Liberty Global shareholders	$(78.8)	$(249.9)	$157.1	$(523.4)
Basic and diluted earnings (loss) attributable to Liberty Global shareholders per share (note 3)	$(0.10)	$(0.32)	$0.20	$(0.62)

	2013
	1st quarter	2nd quarter	3rd quarter	4th quarter
	in millions, except per share amounts
Revenue	$2,671.9	$3,057.8	$4,276.5	$4,468.0
Operating income	$528.2	$445.1	$521.2	$517.6
Net loss attributable to Liberty Global shareholders	$(1.0)	$(11.6)	$(830.1)	$(121.2)
Basic and diluted loss attributable to Liberty Global shareholders per share (note 3)	$—	$(0.02)	$(1.04)	$(0.16)